Financial and other non-current assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2021 and 2020.
Financial assets

($ millions)	2021	2020
Long-term financial investments measured at FVOCI	46	28
Long-term financial investments measured at FVPL	6	12
Long-term receivables from customers	110	117
Non-current minimum lease payments from finance lease agreements	35	39
Long-term loans, advances and security deposits	20	22
Total financial assets	217	218
Minimum lease payments from finance lease agreements
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2021					2020
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	32	(2)	30	(2)	28	33	(3)	30	(1)	29
Between one and five years	47	(2)	45	(12)	33	55	(3)	52	(18)	34
Later than five years	2	—	2	—	2	32	—	32	(27)	5
Total	81	(4)	77	(14)	63	120	(6)	114	(46)	68
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	2021	2020
Deferred compensation plans	155	137
Prepaid post-employment benefit plans	25	24
Other non-current assets	54	50
Total other non-current assets	234	211